Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	39 Months Ended	41 Months Ended	45 Months Ended	53 Months Ended	60 Months Ended	75 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000234159
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HYBL
C000101921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SRLN
C000164161
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EMTL
C000164160
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOT
C000144728
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TOTL
C000229692
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OBND
C000231369
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MBNE
C000225200
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MBND
C000173571
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FISR
C000101919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GAL
C000101917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		INKM
C000101916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RLY
C000119098
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ULST
C000253545
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPIN
C000170017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		XLSR
Without Sales Load [Member] | C000234159
Average Annual Return [Line Items]
Average Annual Return, Percent		9.08%		5.79%
Without Sales Load [Member] | C000101921
Average Annual Return [Line Items]
Average Annual Return, Percent		7.74%					5.95%			3.99%
Without Sales Load [Member] | C000164161
Average Annual Return [Line Items]
Average Annual Return, Percent		7.61%					2.12%		3.33%
Without Sales Load [Member] | C000164160
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%					2.40%		2.30%
Without Sales Load [Member] | C000144728
Average Annual Return [Line Items]
Average Annual Return, Percent		6.64%					0.14%			1.67%
Without Sales Load [Member] | C000229692
Average Annual Return [Line Items]
Average Annual Return, Percent		8.13%			1.67%
Without Sales Load [Member] | C000231369
Average Annual Return [Line Items]
Average Annual Return, Percent		0.64%	1.84%
Without Sales Load [Member] | C000225200
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%				(0.07%)
Without Sales Load [Member] | C000173571
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%					(1.44%)	0.44%
Without Sales Load [Member] | C000101919
Average Annual Return [Line Items]
Average Annual Return, Percent		11.86%					8.87%			6.40%
Without Sales Load [Member] | C000101917
Average Annual Return [Line Items]
Average Annual Return, Percent		10.62%					5.88%			4.61%
Without Sales Load [Member] | C000101916
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%					12.22%			5.13%
Without Sales Load [Member] | C000119098
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%					3.07%			2.38%
Without Sales Load [Member] | C000253545
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
Without Sales Load [Member] | C000170017
Average Annual Return [Line Items]
Average Annual Return, Percent		8.65%					12.62%	11.88%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%		0.23%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		8.91%					(1.16%)		0.60%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)		1.47%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%			(0.96%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	0.92%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%				(0.89%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)	1.30%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index
Average Annual Return, Percent		15.89%					13.39%			9.69%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	13.65%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%					16.64%	15.00%
SPDR ETFs Index: SPDR Blackstone High Income Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPDR Blackstone High Income Composite Index
Average Annual Return, Percent		8.77%		6.22%
SPDR ETFs Index: Markit iBoxx USD Liquid Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx USD Liquid Leveraged Loan Index
Average Annual Return, Percent		6.72%					5.98%			3.83%
SPDR ETFs Index: Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent		7.78%					6.93%			4.92%
SPDR ETFs Index: JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan Corporate Emerging Market Bond Index Broad Diversified Index
Average Annual Return, Percent		7.82%					3.02%		4.17%
SPDR ETFs Index: Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent		5.95%					1.57%		1.88%
SPDR ETFs Index: SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Average Annual Return, Percent		7.87%			2.16%
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return, Percent		2.55%	1.94%
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Average Annual Return, Percent		2.55%				0.17%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.76%
SPDR ETFs Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		16.26%					14.55%			10.66%
SPDR ETFs Index: Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return, Percent		3.32%					(4.93%)			1.79%
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Inflation-Linked Bond Index
Average Annual Return, Percent		5.71%					1.43%			2.66%
SPDR ETFs Index: DBIQ Optimum Yield Diversified Commodity Index Excess Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DBIQ Optimum Yield Diversified Commodity Index Excess Return
Average Annual Return, Percent		(4.87%)					12.33%			2.16%
SPDR ETFs Index: Bloomberg US Treasury Bellwether 3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Bellwether 3 Month Index
Average Annual Return, Percent		4.73%					2.81%			2.01%